Shareholder Report, Holdings (Details) - C000254998 [Member]	Sep. 30, 2025
U S Treasury Note 3 625 8 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
U S Treasury Note 3 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%